NON-CONTROLLING INTERESTS - Summarized Statements of Profit or Loss and Other Comprehensive Income (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
Noncontrolling Interests
Revenue	$ 9,765	Rp 135,557	Rp 130,788	Rp 128,256
Operating expenses		(91,563)	(92,255)	(84,354)
Other income (expense) – net	64	895	1,065	(281)
Profit before income tax	2,759	38,299	36,077	42,628
Income tax expense – net	(752)	(10,439)	(9,366)	(9,958)
Profit for the year	2,007	27,860	26,711	32,670
Other comprehensive income (loss) – net	(157)	(2,189)	4,954	(2,332)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	1,850	25,671	31,665	30,338
Profit for the year attributable to non-controlling interest	$ 623	8,642	9,034	10,411
Telkomsel
Noncontrolling Interests
Revenue		91,093	89,258	93,217
Operating expenses		(54,695)	(55,408)	(53,198)
Other income (expense) – net		(2,321)	124	380
Profit before income tax		34,077	33,974	40,399
Income tax expense – net		(8,660)	(8,546)	(10,018)
Profit for the year		25,417	25,428	30,381
Other comprehensive income (loss) – net		(415)	356	(392)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR		25,002	25,784	29,989
Profit for the year attributable to non-controlling interest		8,895	8,899	10,632
Dividend paid to non-controlling interest		Rp 8,490	Rp 10,105	Rp 12,334